INCOME TAXES	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
INCOME TAXES	INCOME TAXES
The major components of income tax recovery (expense) for the year ended December 31 are as follows:

(MILLIONS)	2020	2019	2018
Income tax recovery (expense) applicable to:
Current taxes
Attributed to the current period	$(61)	$(64)	$(28)
Deferred taxes
Origination and reversal of temporary differences	104	42	15
Relating to change in tax rates / imposition of new tax laws	(7)	1	94
Relating to unrecognized temporary differences and tax losses	37	(46)	231
	134	(3)	340
Total income tax recovery (expense)	$73	$(67)	$312
The major components of deferred income tax (expense) recovery for the year ended December 31 recorded directly to other comprehensive income are as follows:

(MILLIONS)	2020	2019	2018
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$13	$5	$(2)
Other	(3)	—	—
Revaluation surplus
Origination and reversal of temporary differences	(828)	(388)	(1,091)
Relating to changes in tax rates / imposition of new tax laws	—	—	54
	$(818)	$(383)	$(1,039)
The company’s effective income tax recovery (expense) for the year ended December 31 is different from its recovery at its statutory income tax rate due to the differences below:

(MILLIONS)	2020	2019	2018
Statutory income tax (expense) recovery(1)	$809	$(80)	$(78)
Reduction (increase) resulting from:
Decrease (increase) in tax assets not recognized	37	(46)	231
Differences between statutory rate and future tax rate	(7)	1	94
Subsidiaries’ income taxed at different rates	10	54	63
Non-deductible expenses	(763)	—	—
Other	(13)	4	2
Effective income tax recovery (expense)	$73	$(67)	$312
(1)Statutory income tax expense is calculated using domestic rates applicable to the profits in the relevant country.
The above reconciliation has been prepared by aggregating the information for all of the company’s subsidiaries using the domestic rate in each tax jurisdiction.
The company’s effective income tax rate was 2.5% for the year ended December 31, 2020 (2019: 24.0% and 2018: (117.3%)). The effective tax rate is different than the statutory rate primarily due to rate differentials, legislative changes in tax rates during the year, changes in tax assets not recognized, non-deductible expenses, and non-controlling interests’ income not subject to tax.
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets as at December 31:

(MILLIONS)	2020	2019	2018
Less than four years	$—	$—	$—
Thereafter	139	286	109
The deferred tax assets and liabilities of the following temporary differences have been recognized in the consolidated financial statements for the year ended December 31:

(MILLIONS)	Non-capital losses	Difference between tax and carrying value	Net deferred tax (liabilities) assets
As at January 1, 2018	$346	$(2,786)	$(2,440)
Recognized in net income (loss)	276	64	340
Recognized in equity	—	(1,039)	(1,039)
Business combination	—	(172)	(172)
Foreign exchange	—	101	101
As at December 31, 2018	622	(3,832)	(3,210)
Recognized in net income (loss)	16	(19)	(3)
Recognized in equity	—	(383)	(383)
Business combination	—	(9)	(9)
Foreign exchange	—	19	19
As at December 31, 2019	638	(4,224)	(3,586)
Recognized in net income (loss)	255	(121)	134
Recognized in equity	(52)	(766)	(818)
Business combination	30	20	50
Foreign exchange	(2)	62	60
As at December 31, 2020	$869	$(5,029)	$(4,160)
The deferred income tax liabilities include $3,516 million (2019: $2,755 million and 2018: $2,362 million) of liabilities which relate to property, plant and equipment revaluations included in equity.
The unrecognized taxable temporary difference attributable to the company’s interest in its subsidiaries, branches, associates, and joint ventures is $2,633 million (2019: $3,392 million and 2018: $3,293 million).